Earnings/(Loss) Per Share - Schedule of Earnings Per Shares, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings / (loss) per share
Net loss attributable to WISeKey International Holding Ltd	$ (9,327)	$ (4,452)
Effect of potentially dilutive instruments on net loss
Net earnings / (loss) attributable to after effect of potentially dilutive instruments
Class A Common Stock [Member]
Earnings / (loss) per share
Weighted Average Number of Shares Outstanding, Basic	1,632,220	1,600,880
Effect of potentially dilutive equivalent shares
Weighted Average Number of Shares Outstanding, Diluted	1,632,220	1,600,880
Net earnings / (loss) per Share
Basic weighted average loss per Share attributable to WISeKey International Holding Ltd	$ (0.22)	$ (0.11)
Basic weighted average loss per Share attributable to WISeKey International Holding Ltd	$ (0.22)	$ (0.11)
Class B Common Stock [Member]
Earnings / (loss) per share
Weighted Average Number of Shares Outstanding, Basic	4,044,091	4,023,691
Effect of potentially dilutive equivalent shares
Weighted Average Number of Shares Outstanding, Diluted	4,044,091	4,023,691
Net earnings / (loss) per Share
Basic weighted average loss per Share attributable to WISeKey International Holding Ltd	$ (2.22)	$ (1.06)
Basic weighted average loss per Share attributable to WISeKey International Holding Ltd	$ (2.22)	$ (1.06)